GENERAL (Details) - USD ($)	2 Months Ended	6 Months Ended
	Sep. 30, 2026	Jun. 30, 2026
Talicia Holdings Inc [Member]
General [Line Items]
Ownership interest		70.00%
Completed transactions [member]
General [Line Items]
Net Cash Inflow From Completed Transactions	$ 6,000,000